Summary of Significant Accounting Policies - Fair Value Measurements (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair value measured on a recurring basis
Assets
Foreign currency forward contracts	$ 0.0	$ 0.1
Deferred compensation plan assets	86.8	84.1
Total assets measured at fair value	86.8	84.2
Liabilities
Foreign currency forward contracts	0.2	0.5
Total liabilities measured at fair value	0.2	0.5
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value measured on a recurring basis
Assets
Foreign currency forward contracts	0.0	0.0
Deferred compensation plan assets	86.8	84.1
Total assets measured at fair value	86.8	84.1
Liabilities
Foreign currency forward contracts	0.0	0.0
Total liabilities measured at fair value	0.0	0.0
Significant Other Observable Inputs (Level 2) | Estimate of fair value measurement
Liabilities
Euro-denominated notes	831.6	858.2
Significant Other Observable Inputs (Level 2) | Carrying value
Liabilities
Euro-denominated notes	785.2	810.2
Significant Other Observable Inputs (Level 2) | Fair value measured on a recurring basis
Assets
Foreign currency forward contracts	0.0	0.1
Deferred compensation plan assets	0.0	0.0
Total assets measured at fair value	0.0	0.1
Liabilities
Foreign currency forward contracts	0.2	0.5
Total liabilities measured at fair value	0.2	0.5
Significant Unobservable Inputs (Level 3) | Fair value measured on a recurring basis
Assets
Foreign currency forward contracts	0.0	0.0
Deferred compensation plan assets	0.0	0.0
Total assets measured at fair value	0.0	0.0
Liabilities
Foreign currency forward contracts	0.0	0.0
Total liabilities measured at fair value	$ 0.0	$ 0.0